Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Convertible Debentures [Line Items]
Share price	$ 0.05	$ 0.03
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7209	$ 0.7299
Minimum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.03	$ 0.02
Volatility factor (based on historical volatility)	114.00%	140.00%
Risk free interest rate	5.11%	3.09%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0.01	$ 0
Maximum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.07	$ 0.07
Volatility factor (based on historical volatility)	189.00%	232.00%
Risk free interest rate	5.48%	4.28%
Expected life of conversion features (in months)	11 months	11 months
Call value	$ 0.08	$ 0.02